PROPERTY, PLANT AND EQUIPMENT (Details) - Codere Online Business [Member] - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning	€ 92,000
Property, plant and equipment at ending	107,000	€ 92,000
Property, plant and equipment at beginning	(92,000)
Property, plant and equipment	(107,000)	(92,000)
At cost [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning	123	48
Additions	55	75
Derecognitions	(1)	0
Property, plant and equipment at ending	177	123
Property, plant and equipment at beginning	(123)	(48)
Additions Property Plant And Equipment	(55)	(75)
Property, plant and equipment	(177)	(123)
At cost [member] | Accumulated [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning	31	4
Additions	40	27
Derecognitions	1	0
Property, plant and equipment at ending	70	31
Property, plant and equipment at beginning	(31)	(4)
Additions Property Plant And Equipment	(40)	(27)
Property, plant and equipment	(70)	(31)
Carrying [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning	92	44
Additions	15	48
Derecognitions	0	0
Property, plant and equipment at ending	107	92
Property, plant and equipment at beginning	(92)	(44)
Additions Property Plant And Equipment	(15)	(48)
Property, plant and equipment	(107)	(92)
Machinery [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning	113	48
Additions	55	65
Derecognitions	(1)	0
Property, plant and equipment at ending	167	113
Property, plant and equipment at beginning	(113)	(48)
Additions Property Plant And Equipment	(55)	(65)
Property, plant and equipment	(167)	(113)
Machinery [member] | Accumulated [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning	30	4
Additions	39	26
Derecognitions	1	0
Property, plant and equipment at ending	68	30
Property, plant and equipment at beginning	(30)	(4)
Additions Property Plant And Equipment	(39)	(26)
Property, plant and equipment	(68)	(30)
Other assets [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning	10	0
Additions	0	10
Derecognitions	0	0
Property, plant and equipment at ending	10	10
Property, plant and equipment at beginning	(10)	0
Additions Property Plant And Equipment	0	(10)
Property, plant and equipment	(10)	(10)
Other assets [member] | Accumulated [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning	1	(0)
Additions	1	1
Derecognitions	0	0
Property, plant and equipment at ending	2	1
Property, plant and equipment at beginning	(1)	0
Additions Property Plant And Equipment	(1)	(1)
Property, plant and equipment	€ (2)	€ (1)